Cover	Dec. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity File Number	001-32839
Entity Registrant Name	AVID BIOSERVICES, INC.
Entity Central Index Key	0000704562
Entity Tax Identification Number	95-3698422
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2642 Michelle Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92780
City Area Code	(714)
Local Phone Number	508-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CDMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false